Related Party Transactions (Details 4) - shares	12 Months Ended
	Jun. 30, 2019		Jun. 30, 2018		Jun. 30, 2017
Directors [Member] | Geoffrey Kempler [Member]
Disclosure of transactions between related parties [line items]
Beginning of the year	5,000,000		4,000,000		4,000,000
Granted as Remuneration			5,000,000
Options Exercised
Options Expired			(4,000,000)
Options Forfeited
Net Change Other
Outstanding at year end	5,000,000		5,000,000		4,000,000
Total Vested and Exercisable	5,000,000		5,000,000		4,000,000
Directors [Member] | Lawrence Gozlan [Member]
Disclosure of transactions between related parties [line items]
Beginning of the year	1,250,000		1,000,000		1,000,000
Granted as Remuneration			1,250,000
Options Exercised
Options Expired			(1,000,000)
Options Forfeited
Net Change Other
Outstanding at year end	1,250,000		1,250,000		1,000,000
Total Vested and Exercisable	1,250,000		1,250,000		1,000,000
Directors [Member] | Brian Meltzer [Member]
Disclosure of transactions between related parties [line items]
Beginning of the year	1,250,000		1,000,000		1,000,000
Granted as Remuneration			1,250,000
Options Exercised
Options Expired			(1,000,000)
Options Forfeited
Net Change Other
Outstanding at year end	1,250,000		1,250,000		1,000,000
Total Vested and Exercisable	1,250,000		1,250,000		1,000,000
Directors [Member] | George Mihaly [Member]
Disclosure of transactions between related parties [line items]
Beginning of the year	1,250,000	[1]	1,000,000		1,000,000
Granted as Remuneration		[1]	1,250,000
Options Exercised		[1]
Options Expired		[1]	(1,000,000)
Options Forfeited		[1]
Net Change Other	(1,250,000)
Outstanding at year end		[1]	1,250,000	[1]	1,000,000
Total Vested and Exercisable			1,250,000		1,000,000
Directors [Member] | Peter Marks [Member]
Disclosure of transactions between related parties [line items]
Beginning of the year	1,250,000		1,000,000		1,000,000
Granted as Remuneration			1,250,000
Options Exercised
Options Expired			(1,000,000)
Options Forfeited
Net Change Other
Outstanding at year end	1,250,000		1,250,000		1,000,000
Total Vested and Exercisable	1,250,000		1,250,000		1,000,000
Directors [Member] | Ira Shoulson [Member]
Disclosure of transactions between related parties [line items]
Beginning of the year
Granted as Remuneration	1,250,000
Options Exercised
Options Expired
Options Forfeited
Net Change Other	(1,250,000)
Outstanding at year end
Executives [Member] | Dianne Angus [Member]
Disclosure of transactions between related parties [line items]
Beginning of the year		[2]	2,360,000		1,317,819
Granted as Remuneration			0	[2]	1,200,000
Options Exercised				[2]
Options Expired				[2]	(157,819)
Options Forfeited			(2,360,000)	[2]
Net Change Other
Outstanding at year end				[2]	2,360,000
Total Vested and Exercisable					1,160,000
Total Unvested					1,200,000
Executives [Member] | Kathryn Andrews [Member]
Disclosure of transactions between related parties [line items]
Beginning of the year	500,000		500,000
Granted as Remuneration					500,000
Options Exercised
Options Expired
Options Forfeited
Net Change Other
Options Vested			500,000
Outstanding at year end	500,000		500,000		500,000
Total Vested and Exercisable	500,000		500,000
Total Unvested					500,000
Executives [Member] | Dr. David Stamler [Member]
Disclosure of transactions between related parties [line items]
Beginning of the year	4,000,000		4,000,000
Granted as Remuneration					4,000,000
Options Exercised
Options Expired
Options Forfeited
Net Change Other
Options Vested			4,000,000
Outstanding at year end	4,000,000		4,000,000		4,000,000
Total Vested and Exercisable	4,000,000		4,000,000
Total Unvested					4,000,000
Executives [Member] | Dr. David Sinclair [Member]
Disclosure of transactions between related parties [line items]
Beginning of the year
Granted as Remuneration
Options Exercised
Options Expired
Options Forfeited
Net Change Other
Outstanding at year end
Executives [Member] | Mr. Tristan Edwards [Member]
Disclosure of transactions between related parties [line items]
Beginning of the year
Granted as Remuneration
Options Exercised
Options Expired
Options Forfeited
Net Change Other
Outstanding at year end
Directors And Executives [Member]
Disclosure of transactions between related parties [line items]
Beginning of the year	14,500,000		14,860,000		9,317,819
Granted as Remuneration			10,000,000		5,700,000
Options Exercised
Options Expired			(8,000,000)
Options Forfeited			(2,360,000)		(157,819)
Net Change Other	(2,500,000)
Options Vested			4,500,000
Outstanding at year end	13,250,000		14,500,000		14,860,000
Total Vested and Exercisable	13,250,000		14,500,000		9,160,000
Total Unvested					5,700,000

[1]	Dr. George Mihaly and Dr Ira Shoulson resigned on 8 April 2019.
[2]	Ms Angus resigned effective October 10, 2017.